UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust

(Exact name of Registrant as specified in charter)

J. Garrett Stevens

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis and Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: August 31, 2019

Date of reporting period: May 31, 2019

Item 1. Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Bernstein ETFs

Schedule of Investments ● U.S. Research Fund

May 31, 2019 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.8%

Communication Services — 2.1%
CBS, Cl B	2,838	$137,019

Consumer Discretionary — 17.3%
Las Vegas Sands	2,304	126,720
NIKE, Cl B	1,727	133,221
Norwegian Cruise Line Holdings *	2,611	142,848
Ross Stores	1,542	143,391
Target	2,006	161,383
TJX	3,008	151,272
Tractor Supply	1,573	158,527
Wynn Resorts	999	107,222
		1,124,584
Consumer Staples — 11.9%
Coca-Cola	3,283	161,294
Estee Lauder, Cl A	849	136,714
PepsiCo	1,268	162,304
Philip Morris International	2,044	157,654
Procter & Gamble	1,492	153,542
		771,508
Energy — 12.4%
Apache	5,317	138,614
Concho Resources	1,309	128,295
ConocoPhillips	2,111	124,464
Energy Transfer (A)	9,531	130,956
EOG Resources	1,520	124,458
Hess	2,927	163,502
		810,289
Health Care — 12.7%
Allergan	1,048	127,762
Alnylam Pharmaceuticals *	1,936	130,718
Anthem	542	150,665
CVS Health	2,709	141,870
Gilead Sciences	2,207	137,386
UnitedHealth Group	577	139,519
		827,920
Industrials — 19.2%
American Airlines Group	4,010	109,192
Delta Air Lines	2,505	129,008
FedEx	779	120,184
JB Hunt Transport Services	1,413	120,303
Nielsen Holdings	5,067	115,173
Southwest Airlines	2,847	135,517
Spirit AeroSystems Holdings, Cl A	1,524	123,505
Union Pacific	942	157,107
United Continental Holdings *	1,549	120,280
United Parcel Service, Cl B	1,283	119,216
		1,249,485
Information Technology — 14.9%
Adobe *	564	152,788
Citrix Systems	1,268	119,344
HP	6,202	115,854
Mastercard, Cl A	694	174,534
Micron Technology *	3,412	111,265
Oracle	2,822	142,793
Visa, Cl A	949	153,102
		969,680
Materials — 9.3%
Dow	2,777	129,852
DowDuPont	4,259	129,985
LyondellBasell Industries, Cl A	1,467	108,925
Mosaic	5,786	124,225
Westlake Chemical	1,925	110,283
		603,270

Total Common Stock
(Cost $7,054,331)		6,493,755

Total Investments - 99.8%
(Cost $7,054,331)		$6,493,755

Percentages are based on Net Assets of $6,507,846.

*	Non-income producing security.
(A)	Securities considered Master Limited Partnership. At May 31, 2019, these securities amounted to $130,956 or 2.0% of Net Assets.

Cl — Class

As of May 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended May 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended May 31, 2019, there were no Level 3 investments.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statement.

BRN-QH-001-0400

Bernstein ETFs

Schedule of Investments ● Global Research Fund

May 31, 2019 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 98.9%

Australia — 2.3%
Oil Search	6,729	$32,868
Treasury Wine Estates	3,614	37,685
Woodside Petroleum	1,470	36,075
		106,628
Belgium — 0.8%
Anheuser-Busch InBev	465	37,625

Brazil — 0.6%
Vale ADR, Cl B*	2,363	29,467

Canada — 1.4%
First Quantum Minerals	3,981	28,976
Manulife Financial	2,173	36,455
		65,431
China — 7.3%
Alibaba Group Holding ADR*	204	30,449
Ctrip.com International ADR*	866	29,929
Han’s Laser Technology Industry Group, Cl A	7,200	34,556
Huayu Automotive Systems, Cl A	12,200	35,488
Kweichow Moutai, Cl A	400	51,572
Ping An Bank, Cl A	19,400	34,230
SAIC Motor, Cl A	9,400	32,613
Wuliangye Yibin, Cl A	4,100	60,137
ZTO Express Cayman ADR*	1,957	35,304
		344,278
Denmark — 1.4%
Novo Nordisk, Cl B	690	32,403
Novozymes, Cl B	701	32,910
		65,313
France — 4.3%
Danone	469	37,316
Engie	2,400	33,297
Peugeot	1,513	33,670
Safran	261	34,233
TOTAL	660	34,302
Valeo	1,085	28,631
		201,449
Germany — 4.9%
Bayer	403	23,721
Continental	230	31,217
Deutsche Lufthansa	1,705	32,395
E.ON	3,330	34,692
Evonik Industries	1,125	29,486
HeidelbergCement	510	37,827
SAP	339	41,713
		231,051
Hong Kong — 8.2%
China Construction Bank, Cl H	40,000	31,631
China Eastern Airlines, Cl H*	60,000	32,982
China Merchants Bank, Cl H	7,500	36,110
China Petroleum & Chemical, Cl H	48,000	31,957
China Unicom Hong Kong	30,000	31,643
CNOOC	23,000	37,490
Guangzhou Automobile Group, Cl H	34,000	32,783
Melco Resorts & Entertainment ADR	1,529	29,510
Nexteer Automotive Group	25,000	30,610
PetroChina, Cl H	56,000	31,283
Ping An Insurance Group of China, Cl H	3,000	33,136
Wynn Macau	13,600	29,037
		388,172
India — 5.6%
Adani Ports & Special Economic Zone	6,790	40,570
Bandhan Bank	4,271	36,262
Bharat Electronics	27,105	43,424
Bharti Airtel	7,734	38,708
Crompton Greaves Consumer Electricals	10,196	34,776
Havells India	3,359	36,050
Voltas	4,087	34,023
		263,813
Indonesia — 0.7%
Telekomunikasi Indonesia Persero	128,400	35,086

Italy — 2.9%
Enel	5,960	36,993
Eni	2,155	32,612
Saipem*	7,089	30,279
Tenaris	2,989	35,140
		135,024
Japan — 3.1%
Asahi Group Holdings	900	39,597
Inpex	3,800	30,757
Kirin Holdings	1,600	34,704
Tokyo Electron	300	40,866
		145,924
Netherlands — 0.8%
Heineken	358	37,508

Norway — 1.4%
Aker Solutions*	6,749	26,815
Orkla	4,844	41,923
		68,738
Portugal — 0.8%
Galp Energia SGPS	2,444	36,713

South Korea — 1.3%
Samsung Electronics	869	31,012
SK Hynix	587	32,187
		63,199
Spain — 1.5%
Iberdrola	4,323	40,051
Repsol	2,059	33,178
		73,229
Sweden — 0.7%
Swedish Match	778	35,086

Switzerland — 0.8%
LafargeHolcim	765	36,560

Bernstein ETFs

Schedule of Investments ● Global Research Fund

May 31, 2019 (Unaudited)

Description	Shares	Fair Value
Taiwan — 2.7%
ASE Technology Holding	18,000	$34,050
MediaTek	5,000	49,189
Novatek Microelectronics	8,000	42,388
		125,627
United Kingdom — 9.7%
Anglo American	1,410	33,677
BP	5,379	36,617
Ferguson	459	29,644
Glencore*	8,955	28,742
Hunting	5,706	36,535
Imperial Brands	1,145	27,636
International Consolidated Airlines Group ADR	2,250	25,313
John Wood Group	6,023	29,697
Johnson Matthey	892	34,785
Rio Tinto	687	39,281
Royal Dutch Shell, Cl B	1,157	36,071
SSE	2,319	31,523
Tesco	11,813	33,709
Unilever	598	36,457
		459,687
United States — 35.7%
Communication Services— 0.7%
CBS, Cl B	699	33,748
Consumer Discretionary— 6.0%
Las Vegas Sands	591	32,505
NIKE, Cl B	434	33,479
Norwegian Cruise Line Holdings*	643	35,179
Ross Stores	378	35,150
Target	503	40,466
TJX	739	37,164
Tractor Supply	389	39,204
Wynn Resorts	265	28,442
		281,589
Consumer Staples— 4.0%
Coca-Cola	822	40,385
Estee Lauder, Cl A	215	34,621
PepsiCo	316	40,448
Philip Morris International	507	39,105
Procter & Gamble	369	37,974
		192,533
Energy— 4.2%
Apache	1,300	33,891
Concho Resources	332	32,539
ConocoPhillips	516	30,424
Energy Transfer(A)	2,331	32,028
EOG Resources	365	29,886
Hess	721	40,275
		199,043
Health Care— 4.4%
Allergan	258	31,453
Alnylam Pharmaceuticals*	511	34,503
Anthem	131	36,415
CVS Health	680	35,612
Gilead Sciences	541	33,677
UnitedHealth Group	136	32,885
		204,545
Industrials— 6.6%
American Airlines Group	996	27,121
Delta Air Lines	615	31,673
FedEx	198	30,547
JB Hunt Transport Services	341	29,032
Nielsen Holdings	1,243	28,253
Southwest Airlines	709	33,748
Spirit AeroSystems Holdings, Cl A	390	31,606
Union Pacific	233	38,860
United Continental Holdings*	385	29,895
United Parcel Service, Cl B	327	30,385
		311,120
Information Technology— 6.5%
Adobe*	142	38,468
Citrix Systems	310	29,177
Hollysys Automation Technologies	1,823	32,486
HP	1,538	28,730
Mastercard, Cl A	170	42,753
Micron Technology*	890	29,023
NXP Semiconductors	386	34,030
Oracle	696	35,217
Visa, Cl A	233	37,590
		307,474
Materials— 3.3%
Dow	678	31,703
DowDuPont	1,110	33,877
LyondellBasell Industries, Cl A	368	27,324
Mosaic	1,557	33,429
Westlake Chemical	486	27,843
		154,176
		1,684,228

Total Common Stock
(Cost $5,035,557)		4,669,836

PREFERRED STOCK(B) — 0.7%

Consumer Discretionary — 0.7%
Volkswagen	220	34,200

Total Preferred Stock
(Cost $37,905)		34,200

Total Investments - 99.6%
(Cost $5,073,462)		$4,704,036

Percentages are based on Net Assets of $4,722,602.

*	Non-income producing security.
(A)	Securities considered Master Limited Partnership. At May 31, 2019, these securities amounted to $32,028 or 0.7% of Net Assets.
(B)	There is currently no rate available.

ADR — American Depositary Receipt
Cl — Class

As of May 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended May 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

Bernstein ETFs

Schedule of Investments ● Global Research Fund

May 31, 2019 (Unaudited)

For the period ended May 31, 2019, there were no Level 3 investments.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statement.

BRN-QH-002-0400

Item 2. Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: July 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: July 29, 2019

By (Signature and Title)	/s/ James J. Baker, Jr.,
James J. Baker, Jr., Treasurer

Date: July 29, 2019